Performance Management - IDX Adaptive Opportunities Fund	Apr. 29, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]

The bar chart and table below indicate the risks of investing in the Fund by showing changes in the Fund’s performance and comparing that performance to a broad-based securities market index. On April 30, 2025, the Fund expanded its investment strategy to include principal investments in ether, ether Futures, and other Digital Assets, including Digital Asset-related operating companies. Before this change, the Fund’s investment strategy focused on bitcoin and bitcoin Futures. The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at no cost by calling 216-329-4271 or by visiting its website at www.idx-funds.com.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below indicate the risks of investing in the Fund by showing changes in the Fund’s performance and comparing that performance to a broad-based securities market index.
Bar Chart [Heading]	Calendar Year Returns as of December 31
Bar Chart [Table]

Bar Chart Closing [Text Block]
Best Quarter:	10.36%	4th Quarter 2025
Worst Quarter:	-5.19%	2nd Quarter 2024

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	10.36%
Highest Quarterly Return, Date	Dec. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(5.19%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Performance Table Heading	Average Annual Total Returns (For the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or IRAs.
Performance [Table]
	One Year	Since Inception 11/1/2022
Return Before Taxes	18.94%	3.53%
Return After Taxes on Distributions	15.31%	1.78%
Return After Taxes on Distributions and Sale of Fund Shares	11.10%	1.92%
Bloomberg Global-Aggregate Total Return Index	8.17%	18.21%
ICE BofA SOFR Overnight Rate Index	4.40%	5.20%
SGA CTA Index	-0.16%	-6.48%

Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the effect of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or IRAs.

Performance Availability Website Address [Text]	www.idx-funds.com
Performance Availability Phone [Text]	216-329-4271